Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the "Company")

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, and Goldman Sachs & Co. LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GSMS Commercial Mortgage Trust 2021-RENT, Commercial Mortgage Pass-Through Certificates, Series 2021-RENT securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 62 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 15, 2021.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 5, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-RENT Final Accounting Tape.xlsx (provided on February 5, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
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•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From January 29, 2021 through February 5, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

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The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 5, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units / SF	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Trust Original Balance ($)	None - Company Provided	None
21	Trust Cut-off Date Balance ($)	Recalculation	None
22	Allocated Trust Loan Amount ($)	Loan Agreement	None
23	% of Initial Pool Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Trust Note Rate (%)	Recalculation	None
26	Trust Interest Rate (At LIBOR Cap)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Margin	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Assumed LIBOR	None - Company Provided	None
31	Float Rate Change Frequency (Mos)	Loan Agreement	None
32	LIBOR Floor	Loan Agreement	None
33	LIBOR Strike Cap	Interest Rate Cap Agreement	None
34	LIBOR Cap After Extension	Loan Agreement	None
35	LIBOR Cap Expiration	Interest Rate Cap Agreement	None

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	LIBOR Cap Counterparty	Interest Rate Cap Agreement	None
37	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None
38	Trust Annual Debt Service at LIBOR Cap ($)	Recalculation	None
39	Trust NCF DSCR at LIBOR cap	Recalculation	None
40	LIBOR Rounding Methodology	Loan Agreement	None
41	LIBOR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Fully Extended Original Term	Recalculation	None
47	Fully Extended Remaining Term	Recalculation	None
48	Fully Extended Maturity Date	Loan Agreement	None
49	Fully Extended Amortization Term	Not Applicable*	None
50	Trust Monthly Payment ($)	Recalculation	None
51	Trust Annual Debt Service ($)	Recalculation	None
52	Interest Accrual Method	Loan Agreement	None
53	Interest Accrual Period	Loan Agreement	None
54	Origination Date	Loan Agreement	None
55	First Due Date	Loan Agreement	None
56	Last IO Due Date	Loan Agreement	None
57	First P&I Due Date	Loan Agreement	None
58	Due Date	Loan Agreement	None
59	Grace Period- Late Fee	Loan Agreement	None
60	Grace Period- Default	Loan Agreement	None
61	Amortization Type	Loan Agreement	None
62	Original Interest-Only Period (Mos.)	Recalculation	None
63	Remaining Interest-Only Period (Mos.)	Recalculation	None
64	Original Term To Maturity (Mos.)	Recalculation	None
65	Remaining Term To Maturity (Mos.)	Recalculation	None
66	Original Amortization Term (Mos.)	Not Applicable*	None
67	Remaining Amortization Term (Mos.)	Not Applicable*	None
68	Seasoning	Recalculation	None
69	Maturity Date	Loan Agreement	None
70	Balloon Balance ($)	Recalculation	None
71	Lockbox	Loan Agreement	None

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
72	Cash Management	Loan Agreement	None
73	Cash Management Triggers	Loan Agreement	None
74	DSCR at Trigger Level	Recalculation	None
75	Cross-Collateralized (Y/N)	Not Applicable*	None
76	Crossed Group	Not Applicable*	None
77	Lockout Period	Not Applicable*	None
78	Lockout Expiration Date	Not Applicable*	None
79	Prepayment Begin Date	Loan Agreement	None
80	Prepayment End Date	Recalculation	None
81	Open Period Begin Date	Loan Agreement	None
82	Open Period (Payments)	Recalculation	None
83	Prepayment Type	Loan Agreement	None
84	Prepayment Provision	Recalculation	None
85	Partially Prepayable without Penalty	Loan Agreement	None
86	Partially Prepayable without Penalty Description	Loan Agreement	None
87	Partial Collateral Release Description	Loan Agreement	None
88	Yield Maintenance Index	Not Applicable*	None
89	Yield Maintenance Discount	Not Applicable*	None
90	Yield Maintenance Margin	Not Applicable*	None
91	Yield Maintenance Calculation Method	Not Applicable*	None
92	Day of Month Prepayment Permitted	Loan Agreement	None
93	Due on Sale	Loan Agreement	None
94	Due on Encumbrance	Loan Agreement	None
95	Senior Non-Trust Original Balance ($)	Recalculation	None
96	Senior Non-Trust Cut-Off Date Balance ($)	Recalculation	None
97	Senior Non-Trust Balloon Balance ($)	Recalculation	None
98	Senior Non-Trust Margin	None - Company Provided	None
99	Senior Non-Trust Interest Rate	Recalculation	None
100	Senior Non-Trust Annual Payment ($)	Recalculation	None
101	Whole Loan Original Balance ($)	Loan Agreement	None
102	Whole Loan Cut-Off Date Balance ($)	Recalculation	None
103	Whole Loan Balloon Balance ($)	Recalculation	None
104	Whole Loan Interest Rate	Recalculation	None
105	Whole Loan Margin	Loan Agreement	None
106	Whole Loan Annual Payment ($)	Recalculation	None
107	Whole Loan LTV	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	Maturity Whole Loan LTV	Recalculation	None
109	Whole Loan NOI DSCR	Recalculation	None
110	Whole Loan NCF DSCR	Recalculation	None
111	Whole Loan NOI Debt Yield	Recalculation	None
112	Whole Loan NCF Debt Yield	Recalculation	None
113	Name of Mezzanine Lender A	Mezzanine Loan Agreement	None
114	Mezzanine Debt Original Amount A ($)	Mezzanine Loan Agreement	None
115	Mezzanine Debt Cut-Off Date Balance A ($)	Recalculation	None
116	Mezzanine Debt Interest Rate A	Recalculation	None
117	Mezzanine Debt Maturity Balance A ($)	Recalculation	None
118	Mezzanine Gross Margin A	Mezzanine Loan Agreement	None
119	Mezzanine Debt Maturity Date A	Mezzanine Loan Agreement	None
120	Mezzanine Debt Annual Payment A ($)	Recalculation	None
121	Name of Mezzanine Lender B	Mezzanine Loan Agreement	None
122	Mezzanine Debt Original Amount B ($)	Mezzanine Loan Agreement	None
123	Mezzanine Debt Cut-Off Date Balance B ($)	Recalculation	None
124	Mezzanine Debt Maturity Balance B ($)	Recalculation	None
125	Mezzanine Debt Interest Rate B	Recalculation	None
126	Mezzanine Gross Margin B	Mezzanine Loan Agreement	None
127	Mezzanine Debt Maturity Date B	Mezzanine Loan Agreement	None
128	Mezzanine Debt Annual Payment B ($)	Recalculation	None
129	Total Mezzanine Debt Original Balance ($)	Recalculation	None
130	Total Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
131	Total Mezzanine Debt Maturity Balance ($)	Recalculation	None
132	Total Mezzanine Margin	Recalculation	None
133	Total Mezzanine Annual Payment ($)	Recalculation	None
134	Total Loan Original Balance ($)	Recalculation	None
135	Total Loan Cut-Off Date Balance ($)	Recalculation	None
136	Total Loan Maturity Balance ($)	Recalculation	None
137	Total Debt Margin	Recalculation	None
138	Total Loan Interest Rate	Recalculation	None
139	Total Loan Annual Payment ($)	Recalculation	None
140	Total Loan LTV	Recalculation	None
141	Total Loan Maturity Date LTV	Recalculation	None
142	Total Loan NOI DSCR	Recalculation	None

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
143	Total Loan NCF DSCR	Recalculation	None
144	Total Debt Loan NOI Debt Yield	Recalculation	None
145	Total Debt Loan NCF Debt Yield	Recalculation	None
146	Other Subordinate Debt Balance ($)	Not Applicable*	None
147	Other Subordinate Debt Type	Not Applicable*	None
148	Future Debt Allowed?	Loan Agreement	None
149	Mortgage Assumable?	Loan Agreement	None
150	Assumption Fee	Loan Agreement	None
151	Appraiser Designation	Appraisal Report	None
152	Appraisal FIRREA (Y/N)	Appraisal Report	None
153	Appraisal Date	Appraisal Report	None
154	Appraised Value ($)	Appraisal Report	None
155	As-Stabilized Appraisal Date	Appraisal Report	None
156	As-Stabilized Appraised Value ($)	Appraisal Report	None
157	Trust Loan Cut-off Date LTV Ratio (%)	Recalculation	None
158	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
159	Single Tenant (Y/N)	Underwriting File	None
160	Engineering Report Date	Engineering Report	None
161	Environmental Phase I Report Date	Environmental Report	None
162	Environmental Phase II	Environmental Report	None
163	Environmental Phase II Report Date	Environmental Report	None
164	PML or SEL (%)	Seismic Report	None
165	Seismic Report Date	Seismic Report	None
166	Earthquake Insurance Required (Y/N)	Loan Agreement	None
167	Terrorism Insurance Required (Y/N)	Loan Agreement	None
168	Environmental Insurance Required (Y/N)	Loan Agreement	None
169	Blanket Insurance Policy (Y/N)	Insurance Summary	None
170	Lien Position	Title Policy	None
171	Ownership Interest	Title Policy	None
172	Condominium Present?	Loan Agreement	None
173	Ground Lease (Y/N)	Ground Lease	None
174	Annual Ground Lease Payment ($)	Ground Lease	None
175	Ground Lease Expiration Date	Ground Lease	None
176	Ground Lease Extension (Y/N)	Ground Lease	None
177	# of Ground Lease Extension Options	Ground Lease	None
178	Ground Lease Expiration Date after all Extensions	Ground Lease	None

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
179	2018 EGI Date	Underwriting File	None
180	2018 EGI ($)	Underwriting File	$1.00
181	2018 Expenses ($)	Underwriting File	$1.00
182	2018 NOI ($)	Underwriting File	$1.00
183	2018 FF&E Reserve $	Underwriting File	$1.00
184	2018 NCF ($)	Underwriting File	$1.00
185	2019 EGI Date	Underwriting File	None
186	2019 EGI ($)	Underwriting File	$1.00
187	2019 Expenses ($)	Underwriting File	$1.00
188	2019 NOI ($)	Underwriting File	$1.00
189	2019 FF&E Reserve $	Underwriting File	$1.00
190	2019 NCF ($)	Underwriting File	$1.00
191	Most Recent Date (if past 2019)	Underwriting File	None
192	Most Recent # of months	Underwriting File	None
193	Most Recent Description	Underwriting File	None
194	Most Recent EGI (if past 2019) ($)	Underwriting File	$1.00
195	Most Recent Expenses (if past 2019) ($)	Underwriting File	$1.00
196	Most Recent NOI (if past 2019) ($)	Underwriting File	$1.00
197	Most Recent FF&E Reserve (if past 2019) $	Underwriting File	$1.00
198	Most Recent NCF (if past 2019) ($)	Underwriting File	$1.00
199	Underwritten EGI ($)	Underwriting File	$1.00
200	Underwritten Expenses ($)	Underwriting File	$1.00
201	Underwritten Net Operating Income ($)	Underwriting File	$1.00
202	Underwritten NOI DSCR (x)	Recalculation	None
203	Underwritten NOI Debt Yield	Recalculation	None
204	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
205	Underwritten TI / LC ($)	Underwriting File	$1.00
206	Underwritten Other Reserve ($)	Underwriting File	$1.00
207	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
208	Underwritten NCF DSCR (x)	Recalculation	None
209	Underwritten NCF Debt Yield	Recalculation	None
210	Stabilized Underwritten EGI ($)	Underwriting File	$1.00
211	Stabilized Underwritten Expenses ($)	Underwriting File	$1.00
212	Stabilized Underwritten Net Operating Income ($)	Underwriting File	$1.00
213	Stabilized Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
214	Stabilized Underwritten Net Cash Flow ($)	Underwriting File	$1.00
215	Stabilized Underwritten NOI DSCR (x)	Recalculation	None
216	Stabilized Underwritten NCF DSCR (x)	Recalculation	None
217	Stabilized Underwritten NOI Debt Yield	Recalculation	None
218	Stabilized Underwritten NCF Debt Yield	Recalculation	None
219	Occupancy (%)	Underwriting File	None
220	Occupancy Date	Underwriting File	None
221	Rent Steps Date	Underwriting File	None
222	Largest Tenant	Underwriting File	None
223	Largest Tenant Sq Ft	Underwriting File	None
224	Largest Tenant Lease Expiration	Underwriting File	None
225	Second Largest Tenant	Underwriting File	None
226	Second Largest Tenant Sq Ft	Underwriting File	None
227	Second Largest Tenant Lease Expiration	Underwriting File	None
228	Third Largest Tenant	Underwriting File	None
229	Third Largest Tenant Sq Ft	Underwriting File	None
230	Third Largest Tenant Lease Expiration	Underwriting File	None
231	Fourth Largest Tenant	Underwriting File	None
232	Fourth Largest Tenant Sq Ft	Underwriting File	None
233	Fourth Largest Tenant Lease Expiration	Underwriting File	None
234	Fifth Largest Tenant	Underwriting File	None
235	Fifth Largest Tenant Sq Ft	Underwriting File	None
236	Fifth Largest Tenant Lease Expiration	Underwriting File	None
237	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
238	Ongoing RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
239	Upfront Insurance Reserve ($)	Loan Agreement; Closing Statement	None
240	Ongoing Insurance Reserve ($)	Loan Agreement; Closing Statement	None
241	Upfront Replacement Reserve ($)	Loan Agreement; Closing Statement	None
242	Ongoing Replacement Reserve ($)	Loan Agreement; Closing Statement	None
243	Replacement Reserve Caps ($)	Loan Agreement; Closing Statement	None
244	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
245	Ongoing TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
246	TI/LC Caps ($)	Loan Agreement; Closing Statement	None
247	Upfront Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
248	Ongoing Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
249	Upfront Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None

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GSMS 2021-RENT Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
250	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
251	Upfront Environmental Reserve ($)	Loan Agreement; Closing Statement	None
252	Ongoing Environmental Reserve ($)	Loan Agreement; Closing Statement	None
253	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
254	Ongoing Other Reserve ($)	Loan Agreement; Closing Statement	None
255	Other Reserve Description	Loan Agreement; Closing Statement	None
256	Letter of Credit?	Loan Agreement	None
257	Letter of Credit Balance ($)	Loan Agreement	None
258	Letter of Credit Description	Loan Agreement	None
259	Release Provisions (Y/N)	Loan Agreement	None
260	Loan Purpose	Closing Statement	None
261	Borrower Name	Loan Agreement	None
262	Tenant In Common (Y/N)	Loan Agreement	None
263	Sponsor	Loan Agreement	None
264	Carve-out Guarantor	Guaranty Agreement	None
265	Recourse	Loan Agreement; Guaranty Agreement	None
266	Related Group	Not Applicable*	None
267	Single Purpose Borrower (Y/N)	Loan Agreement	None
268	Property Manager	Management Agreement	None
269	Prior Securitizations	Trepp	None
270	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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GSMS 2021-RENT Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Whole Loan Cut-Off Date Balance ($) and (ii) Units / SF.
21	Trust Cut-off Date Balance ($)	Set equal to Trust Original Balance ($).
23	% of Initial Pool Balance	Quotient of (i) Allocated Trust Loan Amount ($) and (ii) the aggregate Allocated Loan Amount ($).
25	Trust Note Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.
26	Trust Interest Rate (At LIBOR Cap)	Sum of (ii) LIBOR Strike Cap and (ii) Margin.
38	Trust Annual Debt Service at LIBOR Cap ($)	Product of (i) Trust Original Balance ($) and (ii) Trust Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).
39	Trust NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) product of (a) Whole Loan Cut-Off Date Balance ($), (b) the sum of (1) LIBOR Strike Cap and (2) Whole Loan Margin and (c) the Interest Accrual Method (365/360).
46	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
47	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
50	Trust Monthly Payment ($)	Quotient of (i) Product of (a) Trust Original Balance ($) and (b) Trust Note Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
51	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.
62	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
63	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
64	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
65	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
68	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
70	Balloon Balance ($)	Set equal to Trust Original Balance ($).
74	DSCR at Trigger Level	Quotient of (i) product of (a) Total Loan Cut-Off Date Balance ($) and (b) 5.0% and (ii) Whole Loan Annual Payment ($).
80	Prepayment End Date	Difference between (i) Open Period Begin Date and (ii) 1 day.
82	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

GSMS 2021-RENT Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
84	Prepayment Provision	Count of the number of monthly payment dates (i) from and inclusive of (a) Prepayment Begin Date, to and including (b) Prepayment End Date and (ii) from and inclusive of (a) Open Period Begin Date to and including (b) Maturity Date.
95	Senior Non-Trust Original Balance ($)	Difference between (i) Whole Loan Original Balance ($) and (ii) Trust Original Balance ($).
96	Senior Non-Trust Cut-Off Date Balance ($)	Set equal to Senior Non-Trust Original Balance ($).
97	Senior Non-Trust Balloon Balance ($)	Set equal to Senior Non-Trust Original Balance ($).
99	Senior Non-Trust Interest Rate	Sum of (i) Assumed LIBOR and (ii) Senior Non-Trust Margin.
100	Senior Non-Trust Annual Payment ($)	Difference between (i) Whole Loan Annual Payment ($) and (ii) Trust Annual Debt Service ($).
102	Whole Loan Cut-Off Date Balance ($)	Set equal to Whole Loan Original Balance ($).
103	Whole Loan Balloon Balance ($)	Set equal to Whole Loan Original Balance ($).
104	Whole Loan Interest Rate	Sum of (i) Assumed LIBOR and (ii) Whole Loan Margin.
106	Whole Loan Annual Payment ($)	Product of (i) Whole Loan Original Balance ($) and (ii) Whole Loan Interest Rate and (iii) the Interest Accrual Method (365/360).
107	Whole Loan LTV	Quotient of (i) Whole Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
108	Maturity Whole Loan LTV	Quotient of (i) Whole Loan Balloon Balance ($) and (ii) As-Stabilized Appraised Value ($).
109	Whole Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment ($).
110	Whole Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment ($).
111	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance ($).
112	Whole Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance ($).
115	Mezzanine Debt Cut-Off Date Balance A ($)	Set equal to Mezzanine Debt Original Amount A ($).
116	Mezzanine Debt Interest Rate A	Sum of (i) Assumed LIBOR and (ii) Mezzanine Gross Margin A.
117	Mezzanine Debt Maturity Balance A ($)	Set equal to Mezzanine Debt Original Amount A ($).
120	Mezzanine Debt Annual Payment A ($)	Product of (i) Mezzanine Debt Original Amount A ($), (ii) Mezzanine Debt Interest Rate A and (iii) the Interest Accrual Method (365/360).
123	Mezzanine Debt Cut-Off Date Balance B ($)	Set equal to Mezzanine Debt Original Amount B ($).
124	Mezzanine Debt Maturity Balance B ($)	Set equal to Mezzanine Debt Original Amount B ($).
125	Mezzanine Debt Interest Rate B	Sum of (i) Assumed LIBOR and (ii) Mezzanine Gross Margin B.
128	Mezzanine Debt Annual Payment B ($)	Product of (i) Mezzanine Debt Original Amount B ($), (ii) Mezzanine Debt Interest Rate B and (iii) the Interest Accrual Method (365/360).
129	Total Mezzanine Debt Original Balance ($)	Sum of (i) Mezzanine Debt Original Amount A ($) and (ii) Mezzanine Debt Original Amount B ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

GSMS 2021-RENT Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
130	Total Mezzanine Debt Cut-Off Date Balance ($)	Sum of (i) Mezzanine Debt Cut-Off Date Balance A ($) and (ii) Mezzanine Debt Cut-Off Date Balance B ($).
131	Total Mezzanine Debt Maturity Balance ($)	Sum of (i) Mezzanine Debt Maturity Balance A ($) and (ii) Mezzanine Debt Maturity Balance B ($).
132	Total Mezzanine Margin	Sum of (i) product of (a) quotient of (1) Mezzanine Debt Original Amount A ($) and (2) Total Mezzanine Debt Original Balance ($) and (b) Mezzanine Gross Margin A and (ii) product of (a) quotient of (1) Mezzanine Debt Original Amount B ($) and (2) Total Mezzanine Debt Original Balance ($) and (b) Mezzanine Gross Margin B.
133	Total Mezzanine Annual Payment ($)	Sum of (i) Mezzanine Debt Annual Payment A ($) and (ii) Mezzanine Debt Annual Payment B ($).
134	Total Loan Original Balance ($)	Sum of (i)Whole Loan Original Balance ($) and (ii) Total Mezzanine Debt Original Balance ($).
135	Total Loan Cut-Off Date Balance ($)	Sum of (i) Whole Loan Cut-off Date Balance ($) and (ii) Total Mezzanine Debt Cut-Off Date Balance ($)
136	Total Loan Maturity Balance ($)	Sum of (i) Whole Loan Balloon Balance ($) and (ii) Total Mezzanine Debt Maturity Balance ($).
137	Total Debt Margin	Sum of (i) product of (a) quotient of (1) Whole Loan Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Whole Loan Margin and (ii) product of (a) quotient of (1) Total Mezzanine Debt Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Total Mezzanine Margin.
138	Total Loan Interest Rate	Sum of (i) Total Debt Margin and (ii) Assumed LIBOR.
139	Total Loan Annual Payment ($)	Sum of (i) Whole Loan Annual Payment ($) and (ii) Total Mezzanine Annual Payment ($).
140	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
141	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) As-Stabilized Appraised Value ($).
142	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
143	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
144	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
145	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
157	Trust Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Whole Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
158	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Whole Loan Balloon Balance ($) and (ii) As-Stabilized Appraised Value ($).
202	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment ($).
203	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance ($).
208	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

GSMS 2021-RENT Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
209	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance ($).
215	Stabilized Underwritten NOI DSCR (x)	Quotient of (i) Stabilized Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment ($).
216	Stabilized Underwritten NCF DSCR (x)	Quotient of (i) Stabilized Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment ($).
217	Stabilized Underwritten NOI Debt Yield	Quotient of (i) Stabilized Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance ($).
218	Stabilized Underwritten NCF Debt Yield	Quotient of (i) Stabilized Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17